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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01829

Columbia Acorn Trust

(Exact name of registrant as specified in charter)

227 W. Monroe Street, Suite 3000, Chicago, IL 60606

(Address of principal executive offices) (Address of principal executive offices)

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 600

Washington, DC 20005

Paul B. Goucher, Esq.

Columbia Management Investment Advisers, LLC

100 Park Avenue

New York, New York 10017

P. Zachary Egan

Columbia Acorn Trust

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-634-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia Acorn® Fund, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Consumer Discretionary 17.8%
Auto Components 2.8%
Cooper-Standard Holding, Inc.(a) Sealing, fuel and brake delivery, fluid transfer systems, anti-vibration systems components, subsystems, and modules	381,375	46,836,664
Gentex Corp. Products that use electro-optic technology	985,983	22,697,329
LCI Industries Recreational vehicles and equipment	314,881	32,794,856
Tenneco, Inc. Emission control and ride control products and systems	457,483	25,102,092
Total		127,430,941
Distributors 1.8%
LKQ Corp.(a) Automotive products and services	593,633	22,528,372
Pool Corp. Swimming pool supplies, equipment and leisure products	404,067	59,082,677
Total		81,611,049
Diversified Consumer Services 2.5%
Adtalem Global Education, Inc.(a) Higher education institutions	762,394	36,251,835
Bright Horizons Family Solutions, Inc.(a) Child care and early education services	385,295	38,421,617
Grand Canyon Education, Inc.(a) Online post secondary education	398,464	41,806,843
Total		116,480,295
Hotels, Restaurants & Leisure 5.5%
Dave & Buster’s Entertainment, Inc.(a) Venues that combine dining and entertainment for adults and families	358,997	14,984,535
Domino’s Pizza, Inc. Network of company-owned and franchise Domino’s Pizza stores	91,833	21,448,515
Dunkin’ Brands Group, Inc. Quick service restaurants serving hot and cold coffee and baked goods	580,202	34,632,257
Extended Stay America, Inc. Hotels and motels	1,983,657	39,216,899
Papa John’s International, Inc.(b) Pizza delivery and carry-out restaurants	385,186	22,071,158
Common Stocks (continued)
Issuer	Shares	Value ($)
Texas Roadhouse, Inc. Moderately priced, full service restaurant chain	885,011	51,135,936
Vail Resorts, Inc. Operates resorts globally	137,762	30,541,835
Wingstop, Inc. Cooked-to-order chicken wings	843,639	39,845,070
Total		253,876,205
Household Durables 2.0%
Cavco Industries, Inc.(a) Designs and manufactures systems-built structures	139,806	24,291,292
iRobot Corp.(a),(b) Manufactures robots for cleaning	376,562	24,171,515
Leggett & Platt, Inc. Manufactures a wide range of engineered products	601,553	26,684,891
NVR, Inc.(a) Builds and markets homes and conducts mortgage banking activities	6,100	17,080,000
Total		92,227,698
Internet & Direct Marketing Retail 0.4%
Wayfair, Inc., Class A(a) Retails household goods online	303,419	20,489,885
Leisure Products 0.4%
Brunswick Corp. Consumer products serving the outdoor and indoor active recreation markets	334,352	19,857,165
Specialty Retail 2.4%
Camping World Holdings, Inc., Class A Recreational vehicles and accessories	536,203	17,292,547
Five Below, Inc.(a) Specialty value retailer	419,361	30,755,936
Monro, Inc. Automotive undercar repair and tire services	362,003	19,403,361
Tractor Supply Co. Retail farm store chain	391,354	24,663,129
Ulta Beauty, Inc.(a) Chain of beauty stores	94,556	19,314,954
Total		111,429,927
Total Consumer Discretionary		823,403,165
Consumer Staples 2.0%
Food & Staples Retailing 1.0%
U.S. Foods Holding Corp.(a) Catering services	1,336,033	43,781,801
Columbia Acorn® Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.0%
Central Garden & Pet Co.(a) Lawn, garden & pet supply products	600,000	25,800,000
WD-40 Co. Multi-purpose lubricant products and heavy-duty hand cleaners	164,398	21,651,217
Total		47,451,217
Total Consumer Staples		91,233,018
Energy 1.3%
Oil, Gas & Consumable Fuels 1.3%
Cimarex Energy Co. Crude oil and natural gas	242,390	22,663,465
Diamondback Energy, Inc.(a) Independent oil and natural gas company	294,534	37,264,442
Total		59,927,907
Total Energy		59,927,907
Financials 8.6%
Banks 1.6%
BOK Financial Corp. Multi-bank holding company	250,194	24,766,704
MB Financial, Inc. Holding company for MB Financial Bank, N.A.	390,269	15,798,089
SVB Financial Group(a) Holding company for Silicon Valley Bank	148,227	35,575,962
Total		76,140,755
Capital Markets 6.2%
Ares Management LP Asset management firm	1,040,000	22,256,000
Cboe Global Markets, Inc. Marketplace for the trading of standardized and listed options on equity securities	239,000	27,269,900
Eaton Vance Corp. Creates, markets, and manages mutual funds	943,078	52,501,152
Factset Research Systems, Inc. Global economic and financial data to analysts, investment bankers, and financial professionals	164,763	32,857,038
Houlihan Lokey, Inc. Investment bank	624,963	27,873,350
Lazard Ltd., Class A Corporate Advisory & Asset Management	921,299	48,423,475
Common Stocks (continued)
Issuer	Shares	Value ($)
MarketAxess Holdings, Inc. Electronic, multi-dealer to client platform for bond trading	160,939	34,994,576
Raymond James Financial, Inc. Financial services to individuals, corporations, and municipalities	446,709	39,940,252
Total		286,115,743
Consumer Finance 0.8%
Credit Acceptance Corp.(a),(b) Funding, receivables management, collection, sales training, and related services to automobile dealers	109,411	36,150,489
Total Financials		398,406,987
Health Care 21.2%
Biotechnology 4.9%
Agios Pharmaceuticals, Inc.(a) Therapeutics in the field of cancer metabolism	332,809	27,217,120
Alkermes PLC(a) Develops treatments for central nervous system disorders	583,453	33,816,936
Celldex Therapeutics, Inc.(a),(c) Uses applications of immunology to prevent and treat diseases	7,655,252	17,836,737
Clovis Oncology, Inc.(a) Pre-commercial Biotech Company	234,723	12,393,374
Genomic Health, Inc.(a) Development and commercialization of genomic-based clinical diagnostic tests for cancer	853,329	26,700,665
Ligand Pharmaceuticals, Inc.(a) Drugs that regulate hormone activated intracellular receptors	277,166	45,776,737
Loxo Oncology, Inc.(a) Researches and develops cancer drugs	205,570	23,716,611
Seattle Genetics, Inc.(a) Monoclonal antibody-based drugs to treat cancer and related diseases	496,494	25,986,496
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	266,864	13,607,395
Total		227,052,071

2	Columbia Acorn® Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 7.9%
Align Technology, Inc.(a) Designs, manufactures, and markets the Invisalign System	73,647	18,494,971
AxoGen, Inc.(a) Technologies for peripheral nerve reconstruction and regeneration	759,339	27,715,873
Haemonetics Corp.(a) Automated blood processing systems	618,947	45,282,163
iRhythm Technologies, Inc.(a) Medical instruments	421,643	26,542,427
LivaNova PLC(a) Medical technology focusing on neuromodulation, cardiac surgery and rhythm management	239,866	21,228,141
Masimo Corp.(a) Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	1,123,420	98,804,789
Penumbra, Inc.(a) Peripheral vascular & neurovascular devices	310,000	35,851,500
ResMed, Inc. Medical equipment for the treatment of sleep disordered breathing	322,545	31,761,006
Varex Imaging Corp.(a) X-ray imaging components	1,124,059	40,218,831
Varian Medical Systems, Inc.(a) Medical equipment	182,447	22,377,125
Total		368,276,826
Health Care Providers & Services 3.7%
Amedisys, Inc.(a) Provider of alternate-site health care services	494,504	29,838,371
AMN Healthcare Services, Inc.(a) Temporary healthcare staffing	475,389	26,978,326
Chemed Corp. Hospice and palliative care services	132,300	36,099,378
HealthSouth Corp. Inpatient rehabilitative healthcare services	1,353,237	77,364,559
Total		170,280,634
Health Care Technology 1.4%
Veeva Systems Inc., Class A(a) Cloud-based business services	883,056	64,480,749
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 3.3%
Bio-Techne Corp. Biotechnology products and clinical diagnostic controls	210,462	31,788,180
Cambrex Corp.(a) Products, services, and technologies for the Life Sciences and fine chemicals industry	713,340	37,307,682
Mettler-Toledo International, Inc.(a) Weighing instruments for use in laboratory, industrial, and food retailing applications	30,543	17,563,141
Pra Health Sciences, Inc.(a) Global contract research organization	784,432	65,076,479
Total		151,735,482
Total Health Care		981,825,762
Industrials 17.4%
Aerospace & Defense 0.7%
HEICO Corp., Class A Aerospace products and services	447,836	31,773,964
Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc. Global logistics company	330,439	20,916,789
Commercial Services & Supplies 2.1%
Brink’s Co. (The) Provides security services globally	445,358	31,776,293
Copart, Inc.(a) Services to process and sell salvage vehicles through auctions	767,276	39,077,367
Unifirst Corp. Workplace uniforms and protective clothing	176,205	28,483,538
Total		99,337,198
Industrial Conglomerates 0.6%
Carlisle Companies, Inc. Construction materials, transportation products, and general industry products	249,663	26,067,314
Machinery 7.2%
Gardner Denver Holdings, Inc.(a) Vacuum systems, bottle blowers, pumps and air & gas compressors	575,000	17,641,000
Graco, Inc. Technology for the management of fluids in industrial and commercial applications	1,234,634	56,447,466
ITT, Inc. Engineered components & customized technology solutions	523,500	25,641,030

Columbia Acorn® Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Middleby Corp. (The)(a) Equipment for use in cooking and preparing food	166,362	20,593,952
Nordson Corp. Systems that apply adhesives, sealants, and coatings to products during manufacturing	258,744	35,277,157
Oshkosh Corp. Fire and emergency apparatuses and specialty commercial, and military trucks	441,462	34,111,769
Snap-On, Inc. Tool and equipment solutions	139,187	20,535,650
Toro Co. (The) Turf equipment	918,438	57,356,453
WABCO Holdings, Inc.(a) Electronic braking, stability, suspension, and transmission control systems commercial vehicles	300,178	40,184,829
Woodward, Inc. Energy control systems and components for aircraft, industrial engines and turbines	364,500	26,120,070
Total		333,909,376
Professional Services 3.5%
CoStar Group, Inc.(a) Provides building-specific information to the United States commercial real estate industry and related industries	61,466	22,292,489
ManpowerGroup, Inc. Non-governmental employment services	320,437	36,882,299
Robert Half International, Inc. Temporary and permanent staffing services	679,220	39,320,046
TransUnion (a) Offers consumer reports, risk scores, analytical services, and decisioning capabilities to businesses	1,117,020	63,424,395
Total		161,919,229
Road & Rail 2.2%
JB Hunt Transport Services, Inc. Logistics services	212,566	24,902,107
Old Dominion Freight Line, Inc. Inter-regional and multi-regional motor carrier	534,818	78,602,201
Total		103,504,308
Trading Companies & Distributors 0.6%
Watsco, Inc. Air conditioning, heating, and refrigeration equipment	166,128	30,064,184
Total Industrials		807,492,362
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 24.5%
Electronic Equipment, Instruments & Components 3.8%
CDW Corp. IT products and services	953,075	67,010,703
Cognex Corp. Machine vision systems	670,000	34,833,300
Coherent, Inc.(a) Laser-based photonic products	45,500	8,526,700
II-VI, Inc.(a) Optical and optoelectronic devices	500,550	20,472,495
IPG Photonics Corp.(a) High-power fiber lasers and amplifiers	187,098	43,664,931
Total		174,508,129
Internet Software & Services 4.9%
Alteryx, Inc., Class A(a) Data storage, retrieval, management, reporting, and analytics solutions	983,198	33,566,380
GoDaddy, Inc., Class A(a) Cloud-based web platform for small businesses, web design professionals and individuals	588,811	36,164,771
Mimecast Ltd.(a) Cloud security and risk management services for corporate information and email	632,000	22,391,760
MINDBODY, Inc., Class A(a) Business management software	554,360	21,564,604
Nutanix, Inc., Class A(a) Enterprise cloud platforms	988,253	48,533,105
Q2 Holdings, Inc.(a) Secure, cloud-based virtual banking solutions	483,131	22,006,617
Quotient Technology, Inc.(a) Operates a promotion platform	1,597,710	20,930,001
VeriSign, Inc.(a) Domain names and Internet security services	177,571	21,052,818
Total		226,210,056

4	Columbia Acorn® Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 3.8%
Black Knight, Inc.(a) Integrated technology, work flow automation, data and analytic solutions	622,215	29,306,326
Booz Allen Hamilton Holdings Corp. Technology consulting services to the U.S. government in the defense, intelligence, and civil markets	929,903	36,005,844
Broadridge Financial Solutions, Inc. Technology-based outsourcing solutions to the financial services industry	294,817	32,338,477
CoreLogic, Inc.(a) Consumer, financial and property information, analytics and services to business and government	397,760	17,990,685
Gartner, Inc.(a) Research and analysis on computer hardware, software, communications, and information technology	312,622	36,770,600
WNS Holdings Ltd., ADR(a) Business process outsourcing services	477,879	21,662,255
Total		174,074,187
Semiconductors & Semiconductor Equipment 6.1%
Advanced Energy Industries, Inc.(a) Engineered precision power conversion, measurement and control solutions	484,638	30,968,368
Ambarella, Inc.(a) High definition video compression and image processing semiconductors	458,500	22,461,915
Brooks Automation, Inc. Automation solutions for the global semiconductor and related industries	1,123,474	30,423,676
Cabot Microelectronics Corp. slurries used in chemical mechanical planarization	243,000	26,027,730
Inphi Corp.(a),(b) Analog semiconductor solutions	634,916	19,110,972
MKS Instruments, Inc. Instruments and components used to control and analyze gases in semiconductor manufacturing	329,284	38,081,695
Monolithic Power Systems, Inc. Power management solutions	294,141	34,052,704
Semtech Corp.(a) Analog and mixed-signal semiconductors	621,391	24,265,318
Teradyne, Inc. Semiconductor test products and services	1,253,396	57,292,731
Total		282,685,109
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 5.9%
ANSYS, Inc.(a) Software solutions for design analysis and optimization	297,531	46,620,132
Blackline, Inc.(a) Develops and markets enterprise software	672,040	26,350,689
Cadence Design Systems, Inc.(a) Software technology, design and consulting services and technology	1,138,503	41,862,755
CyberArk Software Ltd.(a) IT security solutions	423,051	21,584,062
Guidewire Software, Inc.(a) Enterprise software for the property and casualty insurance industry	226,040	18,270,813
Proofpoint, Inc.(a) On-demand data protection solutions	292,000	33,185,800
Qualys, Inc.(a) Information technology security risk and compliance management solutions	563,451	40,991,060
Synopsys, Inc.(a) Electronic design automation solutions	294,590	24,521,672
Ultimate Software Group, Inc. (The)(a) Software solutions	89,935	21,917,160
Total		275,304,143
Total Information Technology		1,132,781,624
Materials 2.2%
Chemicals 1.1%
Celanese Corp., Class A Global integrated producer of chemicals and advanced materials	271,263	27,183,265
Quaker Chemical Corp. Custom-formulated chemical specialty products	151,400	22,426,882
Total		49,610,147
Containers & Packaging 1.1%
Avery Dennison Corp. Pressure-sensitive materials and a variety of tickets, tags and labels	279,691	29,717,169
Sealed Air Corp. Packaging and performance-based materials and equipment	482,600	20,650,454
Total		50,367,623
Total Materials		99,977,770

Columbia Acorn® Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 2.3%
Coresite Realty Corp. Develops, owns & operates data centers	321,881	32,271,789
Education Realty Trust, Inc. Self-managed and self-advised real estate investment trust	514,492	16,849,613
Equity LifeStyle Properties, Inc. Acquires properties such as camping grounds and seasonal resort communities	287,766	25,257,222
Lamar Advertising Co., Class A Outdoor advertising structures	505,833	32,201,329
Total		106,579,953
Real Estate Management & Development 0.8%
Jones Lang LaSalle, Inc. Real estate and investment management services	210,632	36,784,772
Total Real Estate		143,364,725
Telecommunication Services 0.9%
Diversified Telecommunication Services 0.4%
Zayo Group Holdings, Inc.(a) Global provider of bandwidth infrastructure services	547,191	18,692,045
Wireless Telecommunication Services 0.5%
Boingo Wireless, Inc.(a) Mobile internet services	965,652	23,919,200
Total Telecommunication Services		42,611,245
Total Common Stocks (Cost: $3,217,363,053)		4,581,024,565

Limited Partnerships 0.7%
Issuer	Shares	Value ($)
Consumer Discretionary 0.7%
Hotels, Restaurants & Leisure 0.7%
Cedar Fair LP Owns and operates amusement parks	478,546	30,569,519
Total Consumer Discretionary		30,569,519
Total Limited Partnerships (Cost: $31,691,162)		30,569,519

Securities Lending Collateral 1.1%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.570%(d),(e)	53,412,750	53,412,750
Total Securities Lending Collateral (Cost: $53,412,750)		53,412,750

Money Market Funds 0.4%

JPMorgan U.S. Government Money Market Fund, Agency Shares, 1.479%(d)	518,064	518,064
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.581%(d)	20,416,985	20,416,985
Total Money Market Funds (Cost: $20,935,049)		20,935,049
Total Investments in Securities (Cost $3,323,402,014)		4,685,941,883
Obligation to Return Collateral for Securities Loaned		(53,412,750)
Other Assets & Liabilities, Net		(3,334,687)
Net Assets		$4,629,194,446

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2018. The total market value of securities on loan at March 31, 2018 was $52,879,952.
(c)	An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended ended March 31, 2018, are as follows. The aggregate cost and value of these companies at March 31, 2018, was $23,086,125 and $17,836,737, respectively. Investments in affiliated companies represented 0.39% of the Fund’s total net assets at March 31, 2018.

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Celldex Therapeutics, Inc.
	8,126,489	—	(471,237)	7,655,252	(148,253)	(3,747,630)	—	17,836,737

(d)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(e)	Investment made with cash collateral received from securities lending activity.
6	Columbia Acorn® Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2018 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	823,403,165	—	—	823,403,165
Consumer Staples	91,233,018	—	—	91,233,018
Energy	59,927,907	—	—	59,927,907
Financials	398,406,987	—	—	398,406,987
Health Care	981,825,762	—	—	981,825,762
Industrials	807,492,362	—	—	807,492,362
Information Technology	1,132,781,624	—	—	1,132,781,624
Materials	99,977,770	—	—	99,977,770
Real Estate	143,364,725	—	—	143,364,725
Telecommunication Services	42,611,245	—	—	42,611,245
Total Common Stocks	4,581,024,565	—	—	4,581,024,565
Limited Partnerships
Consumer Discretionary	30,569,519	—	—	30,569,519
Total Limited Partnerships	30,569,519	—	—	30,569,519
Securities Lending Collateral	53,412,750	—	—	53,412,750
Money Market Funds	20,935,049	—	—	20,935,049
Total Investments in Securities	4,685,941,883	—	—	4,685,941,883
Columbia Acorn® Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
8	Columbia Acorn® Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Acorn International®, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 91.8%
Issuer	Shares	Value ($)
Australia 1.3%
carsales.com Ltd. Automotive & related industry websites	3,512,000	36,703,579
Domino’s Pizza Enterprises Ltd.(a) Pizza delivery stores	788,660	25,412,463
Total		62,116,042
Brazil 1.3%
Odontoprev SA Dental benefits company	3,543,000	16,043,814
Qualicorp SA Insurance and benefits packages	3,046,000	20,648,345
Raia Drogasil SA Chain of pharmaceutical stores	1,012,000	22,907,135
Total		59,599,294
Cambodia 0.4%
NagaCorp Ltd. Leisure and tourism company	20,536,000	21,377,201
Canada 5.0%
Boardwalk Real Estate Investment Trust(a) Real estate company	251,376	8,637,727
CAE, Inc. Training solutions based on simulation technology and integrated training services	2,499,934	46,531,158
CCL Industries, Inc. Manufacturing services and specialty packaging products for the non-durable consumer products market	2,711,220	136,870,997
ShawCor Ltd. Energy services company	1,209,367	22,904,145
Winpak Ltd. Packaging materials and machines for the protection of perishables	608,000	22,864,594
Total		237,808,621
Cayman Islands 1.9%
Gourmet Master Co., Ltd. Coffee & bakery cafes	1,314,000	17,259,634
Parade Technologies Ltd. Fabless semiconductor company	2,129,000	41,847,252
Silicon Motion Technology Corp., ADR Semiconductor products	658,000	31,662,960
Total		90,769,846
Common Stocks (continued)
Issuer	Shares	Value ($)
China 4.2%
51job, Inc., ADR(b) Integrated human resource services	421,000	36,222,840
58.Com, Inc., ADR(b) Local life service platform	315,107	25,164,445
China Medical System Holdings Ltd. Pharmaceutical and medical products	11,744,000	26,904,122
New Oriental Education & Technology Group, Inc., ADR Educational services	640,864	56,171,729
Shenzhou International Group Holdings Ltd. Manufactures and processes textiles	2,990,000	31,678,631
TravelSky Technology Ltd., Class H IT solutions for China’s air travel and tourism industries	8,557,000	24,994,043
Total		201,135,810
Denmark 3.9%
Novozymes AS, Class B Enzymes for industrial use	1,453,477	75,668,420
SimCorp AS Global provider of highly specialised software for the investment management industry	838,367	58,594,294
William Demant Holding AS(b) Hearing aids, audiometers, tympanometers, diagnostic instruments, and wireless communication equipment	1,401,031	52,188,728
Total		186,451,442
France 1.4%
Elior Group SA(a) Provides catering, cleaning, and facility management services	1,208,500	26,260,393
Ipsen SA Medical drugs for targeted disease areas	273,000	42,375,395
Total		68,635,788
Germany 8.5%
AURELIUS Equity Opportunities SE & Co. KGaA Loans to distressed companies	245,007	17,063,133
CTS Eventim AG & Co. KGaA Online ticket sales	570,000	26,693,622
Fielmann AG Prescription eyeglasses, specialty glasses, sunglasses, contact lenses, and optical supplies	440,000	35,569,840
KION Group AG Material handling solutions	316,000	29,449,386
Columbia Acorn International® | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MTU Aero Engines AG Develops and manufactures engines and offers commercial engine services and support	445,000	74,904,856
Nemetschek SE Standard software for designing, constructing and managing buildings and real estate	191,000	21,386,446
Rational AG Food preparation appliances/processors and kitchen accessories	67,435	42,400,417
Stroeer SE & Co. KGaA Digital multi-channel media company	884,049	61,731,391
Wirecard AG Internet payment and processing services	590,000	69,634,593
Zalando SE(b) Online sale of fashion accessories	410,000	22,338,568
Total		401,172,252
Hong Kong 1.2%
ASM Pacific Technology Ltd. Machines, tools & materials used in the semiconductor industry	1,646,800	23,200,671
Value Partners Group Ltd. Independent, value oriented asset management group	33,644,000	31,700,629
Total		54,901,300
India 1.7%
Havells India Ltd. Manufactures electrical products	3,083,000	23,240,219
TVS Motor Co., Ltd. Motorcycles, mopeds and scooters	2,267,372	21,705,459
Zee Entertainment Enterprises Ltd. Hindi films, serials, game shows and children’s programs	4,125,681	36,621,351
Total		81,567,029
Indonesia 0.9%
PT Matahari Department Store Tbk Retail clothes, accessories, bags, shoes, cosmetics, household appliances, and management consulting services.	52,107,800	41,621,245
Ireland 1.1%
UDG Healthcare PLC Commercialisation solutions for health care companies	4,148,000	50,514,537
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 2.9%
Brembo SpA Braking systems and components	5,509,337	85,008,184
Davide Campari-Milano SpA Global producer & distributor of branded spirits, wines and soft drinks	3,276,000	24,790,362
Industria Macchine Automatiche SpA Packaging machinery for the food, pharmaceuticals, and cosmetics industries	290,000	28,207,444
Total		138,005,990
Japan 21.7%
Aeon Credit Service Co., Ltd. Credit card company	1,602,000	37,145,961
Aeon Mall Co., Ltd. Large-scale shopping malls	2,581,500	54,294,739
Aica Kogyo Co., Ltd. Manufactures adhesives, melamine boards, and housing materials	230,000	8,468,197
Amano Corp. Electronic time recorders and information systems	620,000	16,569,630
Asahi Intecc Co., Ltd. Manufactures medical tools and stainless wire rope	955,400	38,473,942
cocokara fine, Inc. Drug chain stores	314,200	21,810,727
CyberAgent, Inc. Operates websites, internet advertising agency and creates PC and mobile contents	649,300	33,736,668
Daiseki Co., Ltd. Waste Disposal & Recycling	582,400	16,265,207
Disco Corp. Abrasive and precision industrial machinery for cutting and grinding purposes	213,300	45,591,461
FamilyMart UNY Holdings Co., Ltd. Chain of convenience stores	1,127,900	93,973,178
Fuji Oil Holdings, Inc. Specialty vegetable oils and fats	1,276,000	38,793,589
Glory Ltd. Vending machines, coin-operated lockers, money handling machines, and data processing terminals	1,032,900	37,065,565
Hikari Tsushin, Inc. Distribution network, telecommunication, office automation equipment, in-house products and individual insurance plans	449,428	72,495,534
Kansai Paint Paints and related products	1,050,000	24,541,878
Mandom Corp. Cosmetic products for men and women	509,900	17,839,057

10	Columbia Acorn International® | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Miura Co., Ltd. Industrial boilers and related equipment	960,400	31,128,844
MonotaRO Co., Ltd(a) Machine tools, engine parts, and factory consumable goods	744,800	26,359,953
Nabtesco Corp. Aircraft and hydraulic products	640,000	24,926,946
NGK Insulators Ltd. Electrical insulators, industrial ceramic products, environmental systems and electronic parts	1,375,200	23,821,167
Nissan Chemical Industries Ltd. Variety of chemical products	902,000	37,470,448
Obic Co., Ltd. Computer system integration, office automation, consultation, and system support services	562,100	47,367,047
OSG Corp. Manufactures machine tool equipment	1,128,300	25,772,758
Otsuka Corp. Computer information system and software	745,000	37,982,179
Persol Holdings Co., Ltd. Human resource solutions	1,440,000	41,841,662
Santen Pharmaceutical Co., Ltd. Ophthalmic medicine	1,902,000	31,850,848
Sekisui Chemical Co., Ltd. Unit residential houses in addition to parcels of land	2,762,300	48,442,310
Seven Bank Ltd. Banking services through Automated Teller Machine (ATM)	6,920,100	22,199,963
Sohgo Security Services Co., Ltd. Around the clock security services	620,400	30,488,653
Sony Financial Holdings, Inc. Financial holding company	1,316,000	24,030,344
Ushio, Inc. Lamps and optical equipment	1,246,100	16,731,125
Total		1,027,479,580
Malta 1.7%
Kindred Group PLC Online gambling services	5,785,711	79,377,539
Mexico 1.4%
Grupo Aeroportuario del Sureste SAB de CV, ADR Operates airports in Mexico	384,900	65,652,393
Netherlands 1.3%
Aalberts Industries NV Industrial services and flow control systems	1,183,797	60,245,086
Common Stocks (continued)
Issuer	Shares	Value ($)
Philippines 0.5%
Universal Robina Corp. Branded consumer foods	8,800,000	25,662,516
Russian Federation 0.4%
TCS Group Holding PLC, GDR Online retail financial services	821,000	18,020,950
Singapore 1.6%
Mapletree Commercial Trust Singapore-focused real estate investment trust	32,720,300	39,251,682
Singapore Exchange Singapore’s Securities and derivatives exchange and clearing houses	6,123,200	34,568,090
Total		73,819,772
South Africa 1.7%
Clicks Group Ltd. Owns and operates chains of retail stores	2,212,748	34,037,676
PSG Group Ltd. Diversified financial services	1,986,169	37,759,650
Rand Merchant Investment Holdings Ltd. Investment holding company	1,913,471	6,465,112
Total		78,262,438
South Korea 4.0%
CJ Logistics Corp.(b) Logistics services	165,087	21,406,059
GS Retail Co., Ltd. Chain of retail stores	1,222,700	35,378,735
Koh Young Technology, Inc. 3D measurement and inspection equipment for testing various machineries	206,000	19,464,193
Korea Investment Holdings Co., Ltd. Financial holding company	493,000	38,698,856
Korea Zinc Co. Ltd. Non-ferrous metal smelting	114,000	51,768,754
Modetour Network, Inc. Travel services	555,515	20,378,110
Total		187,094,707
Spain 0.8%
Prosegur Cia de Seguridad SA, Registered Shares Security and transportation services	5,000,000	38,390,030

Columbia Acorn International® | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 5.4%
Hexagon AB, Class B Design, measurement and visualisation technologies	2,548,121	152,094,735
NetEnt AB Computer gaming software	3,854,000	19,455,067
Sweco AB, Class B Consulting company specializing in engineering, environmental technology, and architecture	772,443	16,002,946
Trelleborg AB, Class B Manufactures and distributes industrial products	2,710,587	68,301,754
Total		255,854,502
Switzerland 2.8%
Bossard Holding AG, Class A, Registered Shares Fastening devices, industrial adhesives & tools	73,000	14,966,527
Inficon Holding AG Vacuum instruments used to monitor and control production processes	6,782	4,167,809
Partners Group Holding AG Global private markets asset management firm	155,000	115,115,063
Total		134,249,399
Taiwan 1.2%
Largan Precision Co., Ltd. Optical lens modules and optoelectronic components	174,000	20,255,620
Silergy Corp. High performance analog integrated circuits	1,570,000	35,648,824
Total		55,904,444
Thailand 0.8%
Home Product Center PCL, Foreign Registered Shares Building materials and home improvement products	12,639,900	5,632,479
Tisco Financial Group PCL Bank holding company	10,621,000	29,946,959
Total		35,579,438
United Kingdom 10.2%
Ascential PLC Media and consultancy services	3,537,056	20,683,667
Croda International PLC Chemicals and chemical products	691,401	44,311,250
Domino’s Pizza Group PLC Pizza delivery stores	11,592,000	53,751,147
DS Smith PLC Provides corrugated packaging services	3,449,569	22,775,853
Common Stocks (continued)
Issuer	Shares	Value ($)
Halma PLC Products that detect hazards and protect assets and people in public and commercial buildings	4,062,325	67,196,456
Intermediate Capital Group PLC Private equity firm	1,972,079	27,170,254
Rentokil Initial PLC Fully integrated facilities management and essential support services	22,641,410	86,307,991
Rightmove PLC Website that lists properties across Britain	944,752	57,618,953
Spirax-Sarco Engineering PLC Consultation, service and products for the control and efficient management of steam and industrial fluids	802,262	64,776,794
WH Smith PLC Retails books, magazines, newspapers, and periodicals	1,446,502	39,533,557
Total		484,125,922
United States 0.6%
Ultragenyx Pharmaceutical, Inc.(b) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	590,087	30,088,536
Total Common Stocks (Cost: $2,806,592,986)		4,345,483,649

Preferred Stocks 1.1%
Issuer	Shares	Value ($)
Germany 1.1%
Sartorius AG Precision electronic equipment and components	360,000	50,276,174
Total Preferred Stocks (Cost: $35,652,950)		50,276,174

Securities Lending Collateral 0.5%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.570%(c),(d)	26,317,075	26,317,075
Total Securities Lending Collateral (Cost: $26,317,075)		26,317,075

12	Columbia Acorn International® | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2018 (Unaudited)
Money Market Funds 6.7%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, Agency Shares, 1.479%(c)	95,942,628	95,942,628
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.581%(c)	220,000,000	220,000,000
Total Money Market Funds (Cost: $315,942,628)		315,942,628
Total Investments in Securities (Cost: $3,184,505,639)		4,738,019,526
Obligation to Return Collateral for Securities Loaned		(26,317,075)
Other Assets & Liabilities, Net		21,823,048
Net Assets		$4,733,525,499
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	1,002	06/2018	USD	100,230,060	—	(169,199)
MSCI Emerging Markets Index	423	06/2018	USD	25,121,970	—	(2,492)
Total					—	(171,691)
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at March 31, 2018. The total market value of securities on loan at March 31, 2018 was $25,363,247.
(b)	Non-income producing security.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(d)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Columbia Acorn International® | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	62,116,042	—	62,116,042
Brazil	59,599,294	—	—	59,599,294
Cambodia	—	21,377,201	—	21,377,201
Canada	237,808,621	—	—	237,808,621
Cayman Islands	31,662,960	59,106,886	—	90,769,846
China	117,559,014	83,576,796	—	201,135,810
Denmark	—	186,451,442	—	186,451,442
France	—	68,635,788	—	68,635,788
Germany	—	401,172,252	—	401,172,252
Hong Kong	—	54,901,300	—	54,901,300
India	—	81,567,029	—	81,567,029
Indonesia	—	41,621,245	—	41,621,245
Ireland	—	50,514,537	—	50,514,537
Italy	—	138,005,990	—	138,005,990
Japan	—	1,027,479,580	—	1,027,479,580
Malta	—	79,377,539	—	79,377,539
Mexico	65,652,393	—	—	65,652,393
Netherlands	—	60,245,086	—	60,245,086
Philippines	—	25,662,516	—	25,662,516
Russian Federation	—	18,020,950	—	18,020,950
Singapore	—	73,819,772	—	73,819,772
South Africa	—	78,262,438	—	78,262,438
South Korea	—	187,094,707	—	187,094,707
Spain	—	38,390,030	—	38,390,030
Sweden	—	255,854,502	—	255,854,502
Switzerland	—	134,249,399	—	134,249,399
Taiwan	—	55,904,444	—	55,904,444
Thailand	—	35,579,438	—	35,579,438
14	Columbia Acorn International® | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
United Kingdom	—	484,125,922	—	484,125,922
United States	30,088,536	—	—	30,088,536
Total Common Stocks	542,370,818	3,803,112,831	—	4,345,483,649
Preferred Stocks
Germany	—	50,276,174	—	50,276,174
Total Preferred Stocks	—	50,276,174	—	50,276,174
Securities Lending Collateral	26,317,075	—	—	26,317,075
Money Market Funds	315,942,628	—	—	315,942,628
Total Investments in Securities	884,630,521	3,853,389,005	—	4,738,019,526
Investments in Derivatives
Liability
Futures Contracts	(171,691)	—	—	(171,691)
Total	884,458,830	3,853,389,005	—	4,737,847,835
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Acorn International® | Quarterly Report 2018	15

Portfolio of Investments
Columbia Acorn USA®, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Consumer Discretionary 17.9%
Auto Components 3.9%
Cooper-Standard Holding, Inc.(a) Sealing, fuel and brake delivery, fluid transfer systems, anti-vibration systems components, subsystems, and modules	28,878	3,546,507
Dorman Products, Inc.(a) Automotive products and home hardware	51,305	3,396,904
LCI Industries Recreational vehicles and equipment	27,290	2,842,254
Tenneco, Inc. Emission control and ride control products and systems	53,377	2,928,796
Total		12,714,461
Distributors 0.7%
Pool Corp. Swimming pool supplies, equipment and leisure products	15,683	2,293,168
Diversified Consumer Services 1.9%
Adtalem Global Education, Inc.(a) Higher education institutions	62,031	2,949,574
Bright Horizons Family Solutions, Inc.(a) Child care and early education services	30,591	3,050,535
Total		6,000,109
Hotels, Restaurants & Leisure 6.0%
Dave & Buster’s Entertainment, Inc.(a) Venues that combine dining and entertainment for adults and families	92,381	3,855,983
Extended Stay America, Inc. Hotels and motels	202,555	4,004,512
Papa John’s International, Inc.(b) Pizza delivery and carry-out restaurants	39,362	2,255,443
Red Robin Gourmet Burgers, Inc.(a) Chain of specialty restaurants	27,597	1,600,626
Red Rock Resorts, Inc., Class A Casino & entertainment properties	48,500	1,420,080
Texas Roadhouse, Inc. Moderately priced, full service restaurant chain	68,054	3,932,160
Wingstop, Inc. Cooked-to-order chicken wings	53,473	2,525,530
Total		19,594,334
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 1.5%
Cavco Industries, Inc.(a) Designs and manufactures systems-built structures	10,806	1,877,543
iRobot Corp.(a),(b) Manufactures robots for cleaning	45,549	2,923,790
Total		4,801,333
Leisure Products 1.4%
Brunswick Corp. Consumer products serving the outdoor and indoor active recreation markets	39,106	2,322,505
MCBC Holdings, Inc.(a) Sport boats	85,284	2,149,157
Total		4,471,662
Specialty Retail 2.5%
Camping World Holdings, Inc., Class A Recreational vehicles and accessories	38,430	1,239,367
Five Below, Inc.(a) Specialty value retailer	68,838	5,048,579
Monro, Inc. Automotive undercar repair and tire services	35,565	1,906,284
Total		8,194,230
Total Consumer Discretionary		58,069,297
Consumer Staples 3.4%
Beverages 0.6%
MGP Ingredients, Inc. Distillery ingredients and products	21,505	1,926,633
Food Products 0.5%
Hostess Brands, Inc.(a) Packaged baked sweet goods	123,581	1,827,763
Household Products 1.5%
Central Garden & Pet Co.(a) Lawn, garden & pet supply products	61,000	2,623,000
WD-40 Co. Multi-purpose lubricant products and heavy-duty hand cleaners	16,094	2,119,580
Total		4,742,580
Personal Products 0.8%
Inter Parfums, Inc. Fragrances and related products	55,614	2,622,200
Total Consumer Staples		11,119,176
16	Columbia Acorn USA® | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.6%
Energy Equipment & Services 0.8%
Core Laboratories NV Reservoir description, production enhancement, and reservoir management services	23,222	2,513,085
Oil, Gas & Consumable Fuels 0.8%
PDC Energy, Inc.(a) Petroleum products	52,746	2,586,136
Total Energy		5,099,221
Financials 13.4%
Banks 6.0%
First Busey Corp. Multi-bank holding company	157,023	4,666,724
Great Southern Bancorp, Inc. Real estate, commercial real estate, commercial business, consumer, and construction loans	51,630	2,578,919
Lakeland Financial Corp. Bank holding company	82,809	3,828,260
LegacyTexas Financial Group, Inc. Bank holding company	46,948	2,010,313
Sandy Spring Bancorp, Inc. Holding company for Sandy Spring Bank	82,932	3,214,444
Trico Bancshares Holding company for Tri Counties Bank	83,609	3,111,927
Total		19,410,587
Capital Markets 4.1%
Ares Management LP Asset management firm	90,991	1,947,207
BrightSphere Investment Group PLC Asset management company	234,507	3,695,830
Hamilton Lane, Inc., Class A Private market investment solutions	86,493	3,220,134
Houlihan Lokey, Inc. Investment bank	96,564	4,306,755
Total		13,169,926
Consumer Finance 1.2%
FirstCash, Inc. Owns and operates pawn stores	48,145	3,911,781
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 2.1%
Merchants Bancorp Bank holding company	75,511	1,623,487
OceanFirst Financial Corp. New Jersey banks	103,795	2,776,516
Walker & Dunlop, Inc. Commercial real estate financial services	40,300	2,394,626
Total		6,794,629
Total Financials		43,286,923
Health Care 26.9%
Biotechnology 7.8%
Agios Pharmaceuticals, Inc.(a) Therapeutics in the field of cancer metabolism	41,818	3,419,876
Amicus Therapeutics, Inc.(a) Orally-administered, small molecule drugs to treat human genetic diseases	136,000	2,045,440
Clovis Oncology, Inc.(a) Pre-commercial Biotech Company	48,349	2,552,827
Genomic Health, Inc.(a) Development and commercialization of genomic-based clinical diagnostic tests for cancer	66,286	2,074,089
Ligand Pharmaceuticals, Inc.(a) Drugs that regulate hormone activated intracellular receptors	25,913	4,279,791
Loxo Oncology, Inc.(a) Researches and develops cancer drugs	19,490	2,248,561
MacroGenics, Inc.(a) Treatments for autoimmune disorders, cancer and infectious diseases	108,073	2,719,117
Repligen Corp.(a) Supplier to Biopharma Industry	70,500	2,550,690
Sarepta Therapeutics(a) RNA-based therapeutics for treatment of rare & infectious diseases	27,800	2,059,702
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	28,778	1,467,390
Total		25,417,483

Columbia Acorn USA® | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 10.6%
Anika Therapeutics, Inc.(a) Integrated orthopedic medicines company	70,931	3,526,689
Atrion Corp. Medical products and components	6,698	4,228,447
AxoGen, Inc.(a) Technologies for peripheral nerve reconstruction and regeneration	90,247	3,294,016
Haemonetics Corp.(a) Automated blood processing systems	36,559	2,674,656
iRhythm Technologies, Inc.(a) Medical instruments	58,885	3,706,811
LeMaitre Vascular, Inc. Medical devices for vascular surgeons and interventionists	44,461	1,610,822
Masimo Corp.(a) Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	44,630	3,925,209
Orthofix International NV(a) Spine fixation and other orthopedic & spine solutions	38,472	2,261,384
Penumbra, Inc.(a) Peripheral vascular & neurovascular devices	26,000	3,006,900
Sientra, Inc.(a),(b) Plastic surgery implantable devices	244,157	2,358,557
Tactile Systems Technology, Inc.(a) Technology for treating lymphedema, chronic swelling & venous ulcers	53,069	1,687,594
Varex Imaging Corp.(a) X-ray imaging components	54,697	1,957,059
Total		34,238,144
Health Care Providers & Services 6.4%
Amedisys, Inc.(a) Provider of alternate-site health care services	36,405	2,196,678
AMN Healthcare Services, Inc.(a) Temporary healthcare staffing	67,615	3,837,151
Chemed Corp. Hospice and palliative care services	9,300	2,537,598
HealthEquity, Inc.(a) Technology-enabled services platforms for consumers to make healthcare saving and spending decisions	68,924	4,172,659
HealthSouth Corp. Inpatient rehabilitative healthcare services	81,193	4,641,804
Tivity Health, Inc.(a) Health fitness solutions	81,489	3,231,039
Total		20,616,929
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.3%
Cambrex Corp.(a) Products, services, and technologies for the Life Sciences and fine chemicals industry	84,617	4,425,469
Pharmaceuticals 0.8%
Optinose, Inc.(a),(b) Health care services	127,581	2,554,172
Total Health Care		87,252,197
Industrials 11.0%
Building Products 0.8%
American Woodmark Corp.(a) Kitchen cabinets and vanities	27,764	2,733,366
Commercial Services & Supplies 4.0%
Brink’s Co. (The) Provides security services globally	61,845	4,412,641
Healthcare Services Group, Inc. Housekeeping, laundry, linen, facility maintenance, and food services	53,398	2,321,745
Knoll, Inc. Branded office furniture products and textiles	143,684	2,900,980
Unifirst Corp. Workplace uniforms and protective clothing	20,621	3,333,384
Total		12,968,750
Machinery 2.2%
Barnes Group, Inc. International industrial and aerospace manufacturer and service provider	43,575	2,609,707
ESCO Technologies, Inc. Engineered products and solutions	50,404	2,951,154
Toro Co. (The) Turf equipment	24,965	1,559,064
Total		7,119,925
Professional Services 2.2%
Exponent, Inc. Science and engineering consulting firm	21,500	1,690,975
ICF International, Inc. Management, technology, policy consulting, and implementation services	64,109	3,747,171
Wageworks, Inc.(a) Tax-advantaged programs for consumer-directed health, commuter, and other employee spending account benefits	34,244	1,547,829
Total		6,985,975

18	Columbia Acorn USA® | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.0%
Saia, Inc.(a) Trucking transportation	44,472	3,342,071
Trading Companies & Distributors 0.8%
SiteOne Landscape Supply, Inc.(a) Landscape supplies	33,681	2,594,784
Total Industrials		35,744,871
Information Technology 19.5%
Electronic Equipment, Instruments & Components 0.9%
II-VI, Inc.(a) Optical and optoelectronic devices	68,496	2,801,486
Internet Software & Services 5.7%
Alteryx, Inc., Class A(a) Data storage, retrieval, management, reporting, and analytics solutions	153,704	5,247,455
Apptio, Inc., Class A(a) Cloud-based business management solutions	96,043	2,721,859
Mimecast Ltd.(a) Cloud security and risk management services for corporate information and email	115,643	4,097,231
MINDBODY, Inc., Class A(a) Business management software	68,241	2,654,575
Q2 Holdings, Inc.(a) Secure, cloud-based virtual banking solutions	45,459	2,070,657
Web.com Group, Inc.(a) Web site solutions to small businesses	86,000	1,556,600
Total		18,348,377
IT Services 1.9%
CoreLogic, Inc.(a) Consumer, financial and property information, analytics and services to business and government	38,960	1,762,161
MAXIMUS, Inc. Program management and consulting services to state and local governments	36,814	2,456,966
WNS Holdings Ltd., ADR(a) Business process outsourcing services	45,362	2,056,260
Total		6,275,387
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.7%
Advanced Energy Industries, Inc.(a) Engineered precision power conversion, measurement and control solutions	53,443	3,415,008
Ambarella, Inc.(a) High definition video compression and image processing semiconductors	56,111	2,748,878
Brooks Automation, Inc. Automation solutions for the global semiconductor and related industries	86,518	2,342,907
Cabot Microelectronics Corp. slurries used in chemical mechanical planarization	43,409	4,649,538
Inphi Corp.(a) Analog semiconductor solutions	75,682	2,278,028
Monolithic Power Systems, Inc. Power management solutions	33,971	3,932,823
Semtech Corp.(a) Analog and mixed-signal semiconductors	59,378	2,318,711
Total		21,685,893
Software 4.3%
Aspen Technology, Inc.(a) Process optimization software, products and services	43,830	3,457,749
Blackline, Inc.(a) Develops and markets enterprise software	67,398	2,642,675
CyberArk Software Ltd.(a) IT security solutions	51,747	2,640,132
Qualys, Inc.(a) Information technology security risk and compliance management solutions	47,268	3,438,747
Zscaler, Inc.(a) Cloud-based internet security platform	66,324	1,861,715
Total		14,041,018
Total Information Technology		63,152,161
Materials 1.9%
Chemicals 1.9%
Orion Engineered Carbons SA Global supplier of Carbon Black	146,277	3,964,107
Quaker Chemical Corp. Custom-formulated chemical specialty products	13,804	2,044,786
Total		6,008,893
Total Materials		6,008,893

Columbia Acorn USA® | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 1.8%
CoreCivic, Inc. Detention and corrections services	85,537	1,669,682
Coresite Realty Corp. Develops, owns & operates data centers	22,485	2,254,346
UMH Properties, Inc. Real estate investment trust	137,151	1,839,195
Total		5,763,223
Real Estate Management & Development 0.8%
Colliers International Group, Inc. Commercial real estate, residential property management and property services	38,166	2,650,629
Total Real Estate		8,413,852
Telecommunication Services 0.6%
Wireless Telecommunication Services 0.6%
Boingo Wireless, Inc.(a) Mobile internet services	75,000	1,857,750
Total Telecommunication Services		1,857,750
Total Common Stocks (Cost: $250,523,577)		320,004,341

Securities Lending Collateral 1.3%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.570%(c),(d)	4,061,250	4,061,250
Total Securities Lending Collateral (Cost: $4,061,250)		4,061,250

Money Market Funds 1.5%

JPMorgan U.S. Government Money Market Fund, Agency Shares, 1.479%(c)	4,894,952	4,894,952
Total Money Market Funds (Cost: $4,894,952)		4,894,952
Total Investments in Securities (Cost $259,479,779)		328,960,543
Obligation to Return Collateral for Securities Loaned		(4,061,250)
Other Assets & Liabilities, Net		(1,115,532)
Net Assets		$323,783,761

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2018. The total market value of securities on loan at March 31, 2018 was $4,031,704.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(d)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
20	Columbia Acorn USA® | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	58,069,297	—	—	58,069,297
Consumer Staples	11,119,176	—	—	11,119,176
Energy	5,099,221	—	—	5,099,221
Financials	43,286,923	—	—	43,286,923
Health Care	87,252,197	—	—	87,252,197
Industrials	35,744,871	—	—	35,744,871
Information Technology	63,152,161	—	—	63,152,161
Materials	6,008,893	—	—	6,008,893
Real Estate	8,413,852	—	—	8,413,852
Telecommunication Services	1,857,750	—	—	1,857,750
Total Common Stocks	320,004,341	—	—	320,004,341
Securities Lending Collateral	4,061,250	—	—	4,061,250
Money Market Funds	4,894,952	—	—	4,894,952
Total Investments in Securities	328,960,543	—	—	328,960,543
There were no transfers of financial assets between levels during the period.
Columbia Acorn USA® | Quarterly Report 2018	21

Portfolio of Investments
Columbia Acorn International SelectSM, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.1%
Issuer	Shares	Value ($)
Canada 4.8%
CCL Industries, Inc. Manufacturing services and specialty packaging products for the non-durable consumer products market	121,000	6,108,464
China 6.0%
NetEase, Inc., ADR Internet technology company that develops applications, services and Internet technologies	15,600	4,374,084
New Oriental Education & Technology Group, Inc., ADR Educational services	37,600	3,295,640
Total		7,669,724
Denmark 4.2%
Novozymes AS, Class B Enzymes for industrial use	102,955	5,359,866
France 4.4%
Ipsen SA Medical drugs for targeted disease areas	18,000	2,793,982
Legrand SA Products and systems for electrical installations and information networks	35,000	2,743,288
Total		5,537,270
Germany 7.8%
MTU Aero Engines AG Develops and manufactures engines and offers commercial engine services and support	31,300	5,268,589
Wirecard AG Internet payment and processing services	38,700	4,567,557
Total		9,836,146
India 3.2%
Zee Entertainment Enterprises Ltd. Hindi films, serials, game shows and children’s programs	452,000	4,012,150
Ireland 1.8%
Ryanair Holdings PLC(a) Low fare passenger airline services	115,000	2,264,028
Italy 3.5%
Brembo SpA Braking systems and components	288,000	4,443,794
Japan 17.1%
Aeon Mall Co., Ltd. Large-scale shopping malls	221,600	4,660,745
Common Stocks (continued)
Issuer	Shares	Value ($)
FamilyMart UNY Holdings Co., Ltd. Chain of convenience stores	47,500	3,957,555
Hikari Tsushin, Inc. Distribution network, telecommunication, office automation equipment, in-house products and individual insurance plans	9,600	1,548,540
Recruit Holdings Co., Ltd. Information providing services in human resource, housing, bridal, travel, restaurants, beauty, automobiles, and education and more	104,200	2,611,630
Santen Pharmaceutical Co., Ltd. Ophthalmic medicine	151,200	2,531,992
Sekisui Chemical Co., Ltd. Unit residential houses in addition to parcels of land	129,000	2,262,266
Sony Financial Holdings, Inc. Financial holding company	224,500	4,099,401
Total		21,672,129
Mexico 1.9%
Grupo Aeroportuario del Sureste SAB de CV, ADR Operates airports in Mexico	14,000	2,387,980
Netherlands 3.5%
Koninklijke Philips NV Health technology focused on improving people’s health	116,000	4,448,248
South Africa 4.1%
Naspers Ltd., Class N Electronic and print media industries	21,300	5,202,930
South Korea 2.9%
Korea Zinc Co. Ltd. Non-ferrous metal smelting	8,200	3,723,717
Sweden 9.4%
Hexagon AB, Class B Design, measurement and visualisation technologies	114,000	6,804,543
Trelleborg AB, Class B Manufactures and distributes industrial products	203,000	5,115,223
Total		11,919,766
Switzerland 5.3%
Partners Group Holding AG Global private markets asset management firm	9,060	6,728,661
Taiwan 1.9%
Largan Precision Co., Ltd. Optical lens modules and optoelectronic components	21,000	2,444,644
22	Columbia Acorn International SelectSM | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 13.3%
Ferguson PLC Bathroom materials, heating and plumbing supplies, and industrial pipes, valves, and fittings	50,000	3,755,833
Halma PLC Products that detect hazards and protect assets and people in public and commercial buildings	217,071	3,590,654
Rentokil Initial PLC Fully integrated facilities management and essential support services	996,769	3,799,636
Rightmove PLC Website that lists properties across Britain	43,800	2,671,294
Spirax-Sarco Engineering PLC Consultation, service and products for the control and efficient management of steam and industrial fluids	33,000	2,664,509
WH Smith PLC Retails books, magazines, newspapers, and periodicals	12,892	352,344
Total		16,834,270
Total Common Stocks (Cost: $81,026,103)		120,593,787
Preferred Stocks 2.7%
Issuer	Shares	Value ($)
Germany 2.7%
Sartorius AG Precision electronic equipment and components	25,000	3,491,401
Total Preferred Stocks (Cost: $2,475,897)		3,491,401

Money Market Funds 1.7%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.581%(b)	2,098,438	2,098,438
Total Money Market Funds (Cost: $2,098,438)		2,098,438
Total Investments in Securities (Cost: $85,600,438)		126,183,626
Other Assets & Liabilities, Net		655,825
Net Assets		$126,839,451

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that
Columbia Acorn International SelectSM | Quarterly Report 2018	23

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Canada	6,108,464	—	—	6,108,464
China	7,669,724	—	—	7,669,724
Denmark	—	5,359,866	—	5,359,866
France	—	5,537,270	—	5,537,270
Germany	—	9,836,146	—	9,836,146
India	—	4,012,150	—	4,012,150
Ireland	—	2,264,028	—	2,264,028
Italy	—	4,443,794	—	4,443,794
Japan	—	21,672,129	—	21,672,129
Mexico	2,387,980	—	—	2,387,980
Netherlands	—	4,448,248	—	4,448,248
South Africa	—	5,202,930	—	5,202,930
South Korea	—	3,723,717	—	3,723,717
Sweden	—	11,919,766	—	11,919,766
Switzerland	—	6,728,661	—	6,728,661
Taiwan	—	2,444,644	—	2,444,644
United Kingdom	—	16,834,270	—	16,834,270
Total Common Stocks	16,166,168	104,427,619	—	120,593,787
Preferred Stocks
Germany	—	3,491,401	—	3,491,401
Total Preferred Stocks	—	3,491,401	—	3,491,401
Money Market Funds	2,098,438	—	—	2,098,438
Total Investments in Securities	18,264,606	107,919,020	—	126,183,626
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
24	Columbia Acorn International SelectSM | Quarterly Report 2018

Portfolio of Investments
Columbia Acorn SelectSM, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Consumer Discretionary 20.1%
Auto Components 4.5%
LCI Industries Recreational vehicles and equipment	127,359	13,264,440
Distributors 4.6%
LKQ Corp.(a) Automotive products and services	355,380	13,486,671
Hotels, Restaurants & Leisure 5.1%
Vail Resorts, Inc. Operates resorts globally	67,898	15,052,987
Household Durables 3.2%
Cavco Industries, Inc.(a) Designs and manufactures systems-built structures	54,750	9,512,812
Media 2.7%
Liberty Global PLC, Class A(a) Broadband, distribution, and content companies	252,583	7,908,374
Total Consumer Discretionary		59,225,284
Financials 17.1%
Banks 4.6%
SVB Financial Group(a) Holding company for Silicon Valley Bank	56,026	13,446,800
Capital Markets 8.8%
Ares Management LP Asset management firm	279,000	5,970,600
Eaton Vance Corp. Creates, markets, and manages mutual funds	205,849	11,459,614
Lazard Ltd., Class A Corporate Advisory & Asset Management	161,438	8,485,181
Total		25,915,395
Consumer Finance 3.7%
FirstCash, Inc. Owns and operates pawn stores	132,732	10,784,475
Total Financials		50,146,670
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.1%
Biotechnology 3.5%
Genomic Health, Inc.(a) Development and commercialization of genomic-based clinical diagnostic tests for cancer	240,329	7,519,895
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	51,286	2,615,073
Total		10,134,968
Health Care Equipment & Supplies 4.2%
Masimo Corp.(a) Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	141,716	12,463,922
Health Care Providers & Services 5.4%
HealthSouth Corp. Inpatient rehabilitative healthcare services	278,517	15,922,817
Total Health Care		38,521,707
Industrials 20.2%
Machinery 12.2%
Middleby Corp. (The)(a) Equipment for use in cooking and preparing food	60,554	7,495,980
Nordson Corp. Systems that apply adhesives, sealants, and coatings to products during manufacturing	66,248	9,032,252
Oshkosh Corp. Fire and emergency apparatuses and specialty commercial, and military trucks	180,690	13,961,916
Snap-On, Inc. Tool and equipment solutions	36,888	5,442,456
Total		35,932,604
Road & Rail 4.7%
JB Hunt Transport Services, Inc. Logistics services	117,774	13,797,224
Trading Companies & Distributors 3.3%
SiteOne Landscape Supply, Inc.(a) Landscape supplies	124,201	9,568,445
Total Industrials		59,298,273
Columbia Acorn SelectSM | Quarterly Report 2018	25

Portfolio of Investments   (continued)
Columbia Acorn SelectSM, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 21.0%
Electronic Equipment, Instruments & Components 5.7%
CDW Corp. IT products and services	161,565	11,359,635
Coherent, Inc.(a) Laser-based photonic products	29,400	5,509,560
Total		16,869,195
Internet Software & Services 10.9%
GoDaddy, Inc., Class A(a) Cloud-based web platform for small businesses, web design professionals and individuals	211,801	13,008,818
SPS Commerce, Inc.(a) On-demand supply chain management solutions through an online hosted software suite	96,795	6,201,656
VeriSign, Inc.(a) Domain names and Internet security services	107,181	12,707,379
Total		31,917,853
Software 4.4%
ANSYS, Inc.(a) Software solutions for design analysis and optimization	81,790	12,815,675
Total Information Technology		61,602,723
Materials 2.9%
Chemicals 2.9%
Celanese Corp., Class A Global integrated producer of chemicals and advanced materials	84,617	8,479,469
Total Materials		8,479,469
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 4.3%
Equity Real Estate Investment Trusts (REITS) 4.3%
Coresite Realty Corp. Develops, owns & operates data centers	31,200	3,128,112
Education Realty Trust, Inc. Self-managed and self-advised real estate investment trust	293,774	9,621,098
Total		12,749,210
Total Real Estate		12,749,210
Total Common Stocks (Cost: $220,227,014)		290,023,336

Money Market Funds 1.3%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, Agency Shares, 1.479%(b)	3,990,982	3,990,982
Total Money Market Funds (Cost: $3,990,982)		3,990,982
Total Investments in Securities (Cost $224,217,996)		294,014,318
Other Assets & Liabilities, Net		(116,001)
Net Assets		$293,898,317

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
26	Columbia Acorn SelectSM | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn SelectSM, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	59,225,284	—	—	59,225,284
Financials	50,146,670	—	—	50,146,670
Health Care	38,521,707	—	—	38,521,707
Industrials	59,298,273	—	—	59,298,273
Information Technology	61,602,723	—	—	61,602,723
Materials	8,479,469	—	—	8,479,469
Real Estate	12,749,210	—	—	12,749,210
Total Common Stocks	290,023,336	—	—	290,023,336
Money Market Funds	3,990,982	—	—	3,990,982
Total Investments in Securities	294,014,318	—	—	294,014,318
There were no transfers of financial assets between levels during the period.
Columbia Acorn SelectSM | Quarterly Report 2018	27

Portfolio of Investments
Columbia Thermostat FundSM, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 9.7%
Issuer	Shares	Value ($)
Dividend Income 0.9%
Columbia Dividend Income Fund, Institutional 3 Class(a)	352,068	7,699,724
Total Dividend Income		7,699,724
International Small Mid Cap 1.0%
Columbia Acorn International, Institutional 3 Class(a)	166,643	7,998,876
Total International Small Mid Cap		7,998,876
U.S. Large Cap 5.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	298,374	7,650,302
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	313,993	7,702,245
Columbia Large Cap Index Fund, Institutional 3 Class(a)	631,572	30,744,960
Total U.S. Large Cap		46,097,507
U.S. Mid Cap 1.0%
Columbia Acorn Select, Institutional 3 Class(a),(b)	449,118	7,769,735
Total U.S. Mid Cap		7,769,735
U.S. Small Mid Cap 1.0%
Columbia Acorn Fund, Institutional 3 Class(a),(b)	459,418	7,782,545
Total U.S. Small Mid Cap		7,782,545
Total Equity Funds (Cost: $60,555,738)		77,348,387

Exchange-Traded Funds 9.0%

Columbia Diversified Fixed Income Allocation ETF(a)	3,681,386	71,971,097
Total Exchange-Traded Funds (Cost: $71,752,945)		71,971,097

Fixed-Income Funds 81.0%
Issuer	Shares	Value ($)
Investment Grade 81.0%
Columbia Corporate Income Fund, Institutional 3 Class(a)	7,208,554	71,941,365
Columbia Short Term Bond Fund, Institutional 3 Class(a)	18,196,346	179,415,975
Columbia U.S. Government Mortgage Fund, Institutional 3 Class(a)	27,115,610	143,712,735
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	23,042,217	251,621,003
Total Investment Grades		646,691,078
Total Fixed-Income Funds (Cost: $651,302,996)		646,691,078

Money Market Funds 0.0%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, Agency Shares, 1.479%(c)	256,220	256,220
Total Money Market Funds (Cost: $256,220)		256,220
Total Investments in Securities (Cost $783,867,899)		796,266,782
Other Assets & Liabilities, Net		2,689,753
Net Assets		$798,956,535
28	Columbia Thermostat FundSM | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, March 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended ended March 31, 2018, are as follows. The aggregate cost and value of these companies at March 31, 2018, was $783,611,679 and $796,010,562, respectively. Investments in affiliated companies represented 99.63% of the Fund’s total net assets at March 31, 2018.

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Capital gain distributions — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Acorn Fund, Institutional 3 Class
	519,202	291,489	(351,273)	459,418	164,013	612,792	—	—	7,782,545
Columbia Acorn International, Institutional 3 Class
	364,288	199,433	(397,078)	166,643	3,092,399	(2,024,180)	—	—	7,998,876
Columbia Acorn Select, Institutional 3 Class
	487,249	270,708	(308,839)	449,118	422,382	(192,851)	—	—	7,769,735
Columbia Contrarian Core Fund, Institutional 3 Class
	323,920	182,742	(208,288)	298,374	493,290	(398,682)	—	—	7,650,302
Columbia Corporate Income Fund, Institutional 3 Class
	—	7,325,495	(116,941)	7,208,554	263	143,931	119,727	—	71,941,365
Columbia Diversified Fixed Income Allocation ETF
	—	3,741,265	(59,879)	3,681,386	(3,690)	218,151	—	—	71,971,097
Columbia Dividend Income Fund, Institutional 3 Class
	759,793	426,573	(834,298)	352,068	3,602,420	(3,163,716)	39,597	—	7,699,724
Columbia Income Opportunities Fund, Institutional 3 Class
	7,774,323	59,913	(7,834,236)	—	2,103,636	(3,913,900)	696,670	—	—
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	345,654	191,283	(222,944)	313,993	535,031	(260,359)	—	—	7,702,245
Columbia Large Cap Index Fund, Institutional 3 Class
	—	631,572	—	631,572	—	(1,629,458)	—	—	30,744,960
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	595,505	330,247	(925,752)	—	1,195,080	(595,150)	—	—	—
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	492,597	265,317	(757,914)	—	3,424,753	(1,924,787)	—	—	—
Columbia Short Term Bond Fund, Institutional 3 Class
	31,104,620	88,175	(12,996,449)	18,196,346	(1,145,957)	(632,091)	870,114	—	179,415,975
Columbia Total Return Bond Fund, Institutional 3 Class
	17,065,809	71,871	(17,137,680)	—	(2,138,391)	(854,368)	764,183	—	—
Columbia U.S. Government Mortgage Fund, Institutional 3 Class
	28,648,549	1,714,943	(3,247,882)	27,115,610	(294,910)	(2,222,844)	1,251,502	—	143,712,735
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	6,949,835	17,223,256	(1,130,874)	23,042,217	(394,475)	473,579	491,105	—	251,621,003
Total of Affiliated Transactions					11,055,844	(16,363,933)	4,232,898	—	796,010,562

(b)	Non-income producing security.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Thermostat FundSM | Quarterly Report 2018	29

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, March 31, 2018 (Unaudited)
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include mutual funds whose net asset values are published each day.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Equity Funds	77,348,387	—	—	77,348,387
Exchange-Traded Funds	71,971,097	—	—	71,971,097
Fixed-Income Funds	646,691,078	—	—	646,691,078
Money Market Funds	256,220	—	—	256,220
Total Investments in Securities	796,266,782	—	—	796,266,782
There were no transfers of financial assets between levels during the period.
30	Columbia Thermostat FundSM | Quarterly Report 2018

Portfolio of Investments
Columbia Acorn Emerging Markets FundSM, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.1%
Issuer	Shares	Value ($)
Brazil 5.1%
Odontoprev SA Dental benefits company	560,000	2,535,856
Qualicorp SA Insurance and benefits packages	116,000	786,345
Raia Drogasil SA Chain of pharmaceutical stores	88,000	1,991,925
Total		5,314,126
Cambodia 3.5%
NagaCorp Ltd. Leisure and tourism company	3,522,000	3,666,269
Cayman Islands 11.3%
China Lodging Group Ltd. Chain of hotels	12,000	1,580,520
Gourmet Master Co., Ltd. Coffee & bakery cafes	163,000	2,141,035
Netshoes Cayman Ltd.(a),(b) Online sports goods and apparel	78,358	463,879
Parade Technologies Ltd. Fabless semiconductor company	118,000	2,319,388
Silicon Motion Technology Corp., ADR Semiconductor products	41,799	2,011,368
Xiabuxiabu Catering Management China Holdings Co., Ltd. Chain of restaurants in China	1,705,000	3,252,560
Total		11,768,750
China 10.4%
51job, Inc., ADR(a) Integrated human resource services	30,912	2,659,669
58.Com, Inc., ADR(a) Local life service platform	25,893	2,067,815
China Medical System Holdings Ltd. Pharmaceutical and medical products	508,000	1,163,768
New Oriental Education & Technology Group, Inc., ADR Educational services	34,000	2,980,100
TravelSky Technology Ltd., Class H IT solutions for China’s air travel and tourism industries	671,000	1,959,916
Total		10,831,268
Egypt 1.2%
Commercial International Bank of Egypt Provides a range of financial services	237,000	1,196,561
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 6.4%
ASM Pacific Technology Ltd. Machines, tools & materials used in the semiconductor industry	68,800	969,277
Value Partners Group Ltd. Independent, value oriented asset management group	2,628,000	2,476,199
Vitasoy International Holdings Ltd. Food and beverages	1,261,000	3,254,286
Total		6,699,762
India 9.2%
Care Ratings Ltd. Credit rating services	101,000	1,881,564
GRUH Finance Ltd. Provides a range of home loans as well as insurance products	317,074	2,823,679
Havells India Ltd. Manufactures electrical products	129,000	972,425
TVS Motor Co., Ltd. Motorcycles, mopeds and scooters	103,480	990,610
Zee Entertainment Enterprises Ltd. Hindi films, serials, game shows and children’s programs	329,472	2,924,538
Total		9,592,816
Indonesia 5.7%
PT Link Net Tbk High-speed internet connection through fiber optic lines	3,902,900	1,481,217
PT Matahari Department Store Tbk Retail clothes, accessories, bags, shoes, cosmetics, household appliances, and management consulting services.	2,400,000	1,917,006
PT Media Nusantara Citra Tbk Integrated media company in Southeast Asia	10,000,000	1,033,845
PT Tower Bersama Infrastructure Tbk Telecommunication infrastructure services to Indonesian wireless carriers	3,550,000	1,439,842
Total		5,871,910
Malaysia 1.2%
AEON Credit Service M Bhd Consumer financing products	389,000	1,236,996
Columbia Acorn Emerging Markets FundSM | Quarterly Report 2018	31

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mexico 4.4%
Grupo Aeroportuario del Sureste SAB de CV, ADR Operates airports in Mexico	7,000	1,193,990
Qualitas Controladora SAB de CV Insurance holding company	1,203,000	3,329,756
Total		4,523,746
Philippines 1.8%
D&L Industries, Inc. Customized raw materials	6,000,000	1,330,794
Security Bank Corp. Financial products & services	114,000	527,288
Total		1,858,082
Russian Federation 1.2%
TCS Group Holding PLC, GDR Online retail financial services	59,000	1,295,050
South Africa 6.7%
Clicks Group Ltd. Owns and operates chains of retail stores	130,687	2,010,297
Famous Brands Ltd.(a),(b) Food and beverage company	258,936	2,451,622
PSG Group Ltd. Diversified financial services	117,696	2,237,554
Rand Merchant Investment Holdings Ltd. Investment holding company	82,673	279,330
Total		6,978,803
South Korea 13.6%
CJ Logistics Corp.(a) Logistics services	10,683	1,385,215
GS Retail Co., Ltd. Chain of retail stores	63,100	1,825,794
Koh Young Technology, Inc. 3D measurement and inspection equipment for testing various machineries	32,515	3,072,224
Korea Investment Holdings Co., Ltd. Financial holding company	26,676	2,093,977
Korea Zinc Co. Ltd. Non-ferrous metal smelting	6,800	3,087,961
Modetour Network, Inc. Travel services	72,518	2,660,198
Total		14,125,369
Spain 1.0%
Prosegur Cia de Seguridad SA, Registered Shares Security and transportation services	131,000	1,005,819
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 7.7%
Basso Industry Corp. Pneumatic nailers and staplers	568,000	1,027,833
Largan Precision Co., Ltd. Optical lens modules and optoelectronic components	10,000	1,164,116
Silergy Corp. High performance analog integrated circuits	132,000	2,997,226
Sinbon Electronics Co., Ltd. Cable, connectors & modems	192,000	507,199
Voltronic Power Technology Corp. Uninterruptible power supply products, inverters, multiple surface mounted devices and other power products	116,000	2,253,869
Total		7,950,243
Thailand 4.6%
Beauty Community PCL Cosmetic and beauty products	2,760,000	1,882,549
Home Product Center PCL, Foreign Registered Shares Building materials and home improvement products	355,600	158,459
Samui Airport Property Fund Leasehold Closed-end property fund incorporated in Thailand	1,537,100	1,140,413
Tisco Financial Group PCL Bank holding company	550,000	1,550,779
Total		4,732,200
Turkey 2.1%
Logo Yazilim Sanayi Ve Ticaret AS(a) Enterprise resource planning software	178,000	2,197,197
Total Common Stocks (Cost: $79,479,645)		100,844,967

Securities Lending Collateral 0.7%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.570%(c),(d)	771,000	771,000
Total Securities Lending Collateral (Cost: $771,000)		771,000

32	Columbia Acorn Emerging Markets FundSM | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, March 31, 2018 (Unaudited)
Money Market Funds 3.0%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.581%(c)	3,108,226	3,108,226
Total Money Market Funds (Cost: $3,108,226)		3,108,226
Total Investments in Securities (Cost: $83,358,871)		104,724,193
Obligation to Return Collateral for Securities Loaned		(771,000)
Other Assets & Liabilities, Net		(63,360)
Net Assets		$103,889,833
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2018. The total market value of securities on loan at March 31, 2018 was $734,490.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(d)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
Columbia Acorn Emerging Markets FundSM | Quarterly Report 2018	33

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	5,314,126	—	—	5,314,126
Cambodia	—	3,666,269	—	3,666,269
Cayman Islands	4,055,767	7,712,983	—	11,768,750
China	7,707,584	3,123,684	—	10,831,268
Egypt	—	1,196,561	—	1,196,561
Hong Kong	—	6,699,762	—	6,699,762
India	—	9,592,816	—	9,592,816
Indonesia	—	5,871,910	—	5,871,910
Malaysia	—	1,236,996	—	1,236,996
Mexico	4,523,746	—	—	4,523,746
Philippines	—	1,858,082	—	1,858,082
Russian Federation	—	1,295,050	—	1,295,050
South Africa	—	6,978,803	—	6,978,803
South Korea	—	14,125,369	—	14,125,369
Spain	—	1,005,819	—	1,005,819
Taiwan	—	7,950,243	—	7,950,243
Thailand	—	4,732,200	—	4,732,200
Turkey	—	2,197,197	—	2,197,197
Total Common Stocks	21,601,223	79,243,744	—	100,844,967
Securities Lending Collateral	771,000	—	—	771,000
Money Market Funds	3,108,226	—	—	3,108,226
Total Investments in Securities	25,480,449	79,243,744	—	104,724,193
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
34	Columbia Acorn Emerging Markets FundSM | Quarterly Report 2018

Portfolio of Investments
Columbia Acorn European FundSM, March 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.0%
Issuer	Shares	Value ($)
Australia 1.0%
Domino’s Pizza Enterprises Ltd. Pizza delivery stores	39,075	1,259,088
Belgium 1.4%
Melexis NV Advanced integrated semiconductors, sensor ICs, and programmable sensor IC systems	16,690	1,663,433
Denmark 4.9%
ALK-Abello AS(a) Pharmaceuticals for allergy vaccinations	8,255	1,035,491
SimCorp AS Global provider of highly specialised software for the investment management industry	42,018	2,936,680
William Demant Holding AS(a) Hearing aids, audiometers, tympanometers, diagnostic instruments, and wireless communication equipment	51,222	1,908,031
Total		5,880,202
Finland 2.7%
Ahlstrom-Munksjo Oyj(b) Industrial paper	69,101	1,440,328
Ahlstrom-Munksjo Oyj(c) Industrial paper	83,818	1,726,592
Total		3,166,920
France 2.9%
Akka Technologies High-technology engineering consulting services	29,378	1,785,719
Elior Group SA(b) Provides catering, cleaning, and facility management services	39,228	852,414
Korian SA Healthcare facilities & medical establishments	22,831	772,541
Total		3,410,674
Germany 22.4%
AURELIUS Equity Opportunities SE & Co. KGaA Loans to distressed companies	30,600	2,131,090
CTS Eventim AG & Co. KGaA Online ticket sales	52,262	2,447,477
Deutsche Beteiligungs AG Private equity company, investing in domestic medium-sized companies	20,301	982,938
Fielmann AG Prescription eyeglasses, specialty glasses, sunglasses, contact lenses, and optical supplies	22,578	1,825,218
Common Stocks (continued)
Issuer	Shares	Value ($)
MTU Aero Engines AG Develops and manufactures engines and offers commercial engine services and support	17,952	3,021,780
Nemetschek SE Standard software for designing, constructing and managing buildings and real estate	40,989	4,589,576
Norma Group SE Plastic and metal-based components and systems in connecting technology	21,436	1,603,656
Rational AG Food preparation appliances/processors and kitchen accessories	3,677	2,311,950
Stroeer SE & Co. KGaA Digital multi-channel media company	38,466	2,686,004
Vapiano SE(a),(b) Chain of restaurants	72,548	1,959,403
Wirecard AG Internet payment and processing services	25,900	3,056,840
Total		26,615,932
Ireland 1.8%
UDG Healthcare PLC Commercialisation solutions for health care companies	172,517	2,100,920
Italy 5.5%
Brembo SpA Braking systems and components	228,119	3,519,840
Davide Campari-Milano SpA Global producer & distributor of branded spirits, wines and soft drinks	148,000	1,119,955
Industria Macchine Automatiche SpA Packaging machinery for the food, pharmaceuticals, and cosmetics industries	19,142	1,861,886
Total		6,501,681
Luxembourg 1.9%
eDreams ODIGEO SA(a) Online travel company	475,119	2,265,364
Malta 3.2%
Kindred Group PLC Online gambling services	276,477	3,793,149
Netherlands 2.5%
Aalberts Industries NV Industrial services and flow control systems	58,942	2,999,641
Columbia Acorn European FundSM | Quarterly Report 2018	35

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, March 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Norway 3.2%
Atea ASA Nordic and Baltic supplier of IT infrastructure	165,297	2,683,304
XXL ASA Multi-sports retail store	104,240	1,074,967
Total		3,758,271
Russian Federation 1.0%
TCS Group Holding PLC, GDR Online retail financial services	54,000	1,185,300
Spain 1.3%
Prosegur Cia de Seguridad SA, Registered Shares Security and transportation services	199,157	1,529,129
Sweden 10.1%
Byggmax Group AB(b) Discount provider of building materials	168,340	837,190
NetEnt AB Computer gaming software	259,384	1,309,375
Recipharm AB, B Shares(b) Contract development and manufacture of pharmaceuticals	73,589	843,688
Sectra AB, B Shares Medical and communication systems	161,897	3,341,139
Sweco AB, Class B Consulting company specializing in engineering, environmental technology, and architecture	115,374	2,390,240
Trelleborg AB, Class B Manufactures and distributes industrial products	130,665	3,292,515
Total		12,014,147
Switzerland 6.4%
Bossard Holding AG, Class A, Registered Shares Fastening devices, industrial adhesives & tools	11,100	2,275,732
Inficon Holding AG Vacuum instruments used to monitor and control production processes	3,780	2,322,960
Kardex AG Storage, warehouse and materials handling systems	449	60,775
Partners Group Holding AG Global private markets asset management firm	3,899	2,895,701
Total		7,555,168
Turkey 1.2%
Logo Yazilim Sanayi Ve Ticaret AS(a) Enterprise resource planning software	111,630	1,377,938
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 21.6%
Ascential PLC Media and consultancy services	303,775	1,776,387
Assura PLC Primary healthcare property group	2,128,147	1,770,575
Big Yellow Group PLC Self-storage company	95,558	1,143,600
Croda International PLC Chemicals and chemical products	29,278	1,876,400
Domino’s Pizza Group PLC Pizza delivery stores	464,524	2,153,959
Halma PLC Products that detect hazards and protect assets and people in public and commercial buildings	186,033	3,077,242
Hastings Group Holdings PLC General insurance services to the automobile and home insurance products	317,418	1,165,003
Intermediate Capital Group PLC Private equity firm	95,767	1,319,427
Polypipe Group PLC Plastic piping systems	191,479	934,885
Rentokil Initial PLC Fully integrated facilities management and essential support services	956,870	3,647,544
Rightmove PLC Website that lists properties across Britain	30,849	1,881,432
Spirax-Sarco Engineering PLC Consultation, service and products for the control and efficient management of steam and industrial fluids	37,402	3,019,938
WH Smith PLC Retails books, magazines, newspapers, and periodicals	67,955	1,857,241
Total		25,623,633
Total Common Stocks (Cost: $91,545,861)		112,700,590

Preferred Stocks 1.7%
Issuer	Shares	Value ($)
Germany 1.7%
Sartorius AG Precision electronic equipment and components	14,483	2,022,639
Total Preferred Stocks (Cost: $1,430,069)		2,022,639

36	Columbia Acorn European FundSM | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, March 31, 2018 (Unaudited)
Securities Lending Collateral 1.3%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.570%(d),(e)	1,487,371	1,487,371
Total Securities Lending Collateral (Cost: $1,487,371)		1,487,371

Money Market Funds 3.0%

JPMorgan U.S. Government Money Market Fund, IM Shares, 1.581%(d)	3,595,964	3,595,964
Total Money Market Funds (Cost: $3,595,964)		3,595,964
Total Investments in Securities (Cost: $98,059,265)		119,806,564
Obligation to Return Collateral for Securities Loaned		(1,487,371)
Other Assets & Liabilities, Net		307,584
Net Assets		$118,626,777
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2018. The total market value of securities on loan at March 31, 2018 was $1,424,971.
(c)	Security is traded on a Swedish exchange.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2018.
(e)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that
Columbia Acorn European FundSM | Quarterly Report 2018	37

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, March 31, 2018 (Unaudited)
Fair value measurements  (continued)
require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	1,259,088	—	1,259,088
Belgium	—	1,663,433	—	1,663,433
Denmark	—	5,880,202	—	5,880,202
Finland	—	3,166,920	—	3,166,920
France	—	3,410,674	—	3,410,674
Germany	—	26,615,932	—	26,615,932
Ireland	—	2,100,920	—	2,100,920
Italy	—	6,501,681	—	6,501,681
Luxembourg	—	2,265,364	—	2,265,364
Malta	—	3,793,149	—	3,793,149
Netherlands	—	2,999,641	—	2,999,641
Norway	—	3,758,271	—	3,758,271
Russian Federation	—	1,185,300	—	1,185,300
Spain	—	1,529,129	—	1,529,129
Sweden	—	12,014,147	—	12,014,147
Switzerland	—	7,555,168	—	7,555,168
Turkey	—	1,377,938	—	1,377,938
United Kingdom	—	25,623,633	—	25,623,633
Total Common Stocks	—	112,700,590	—	112,700,590
Preferred Stocks
Germany	—	2,022,639	—	2,022,639
Total Preferred Stocks	—	2,022,639	—	2,022,639
Securities Lending Collateral	1,487,371	—	—	1,487,371
Money Market Funds	3,595,964	—	—	3,595,964
Total Investments in Securities	5,083,335	114,723,229	—	119,806,564
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
38	Columbia Acorn European FundSM | Quarterly Report 2018

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Acorn Trust

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President and Principal Executive Officer

Date May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President and Principal Executive Officer

Date May 21, 2018

By (Signature and Title)	/s/ John M. Kunka
John M. Kunka, Treasurer and Principal Accounting and Financial Officer

Date May 21, 2018